Note 6 - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Operating Leases, Disclosure [Text Block]
6.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Bareboat Chartered-in Vessels:

On
January 29, 2015
and
March 31, 2015,
the Company sold and leased back M/T Stenaweco Energy and M/T Stenaweco Evolution respectively. The vessels were chartered back on a bareboat basis for
7
years at a bareboat hire of
$8,586
and
$8,625
per day respectively. In addition, the Company had the option to buy back each vessel from the end of year
3
up to the end of year
7
at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. On
December, 18
and
December, 20 2019
the Company exercised the purchase options and terminated the operating leases on its two
bareboat chartered in vessels. The purchase option prices paid amounted to
$23,871
and
$24,063
for the M/T Stenaweco Energy the M/T Stenaweco Evolution respectively, not
including fees and expenses related to the transfer of ownership.

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

During the year ended
December 31, 2019,
the Company operated
four
vessels (M/T Stenaweco Energy, M/T Stenaweco Evolution, M/T Stenaweco Excellence and M/T Stenaweco Elegance) under time charters with Stena Bulk A/S, three
vessels (M/T Eco Revolution, M/T Eco Bel Air and M/T ECO Beverly Hills) under time charters with BP Shipping Limited, two
vessels (M/T Eco Palm Desert and M/T Eco California) under time charters with Shell Tankers Singapore Private Limited, one
vessel (M/T Nord Valiant) under time charter with Dampskibsselskabet Norden A/S, one
vessel (M/T Ecofleet) under time charter with Clearlake Shipping Pte Ltd and one
vessel (M/T Marina Del Ray) under time charter with Cargill.

Furthermore the Company has entered into time charter parties for its newbuilding vessels (M/T Eco Los Angeles and M/T Eco City of Angels) with Trafigura.

Future minimum time-charter receipts of the Company’s vessels in operation as of
December 31, 2019,
based on commitments relating to non-cancellable time charter contracts as of
December 31, 2019,
are as follows (excluding vessels held for sale):

Year ending December 31,	Time Charter receipts
2020	60,369
2021	33,938
2022	11,270
2023	5,512
2024	1,178
Total	112,267

Future minimum time-charter receipts of the Company’s vessels under construction as of
December 31, 2019,
are as follows (based on estimated delivery dates):

Year ending December 31,	Time Charter receipts
2020	11,043
2021	12,776
2022	12,776
2023	1,733
Total	38,328

In arriving at the minimum future charter revenues, an estimated
20
days off-hire time to perform scheduled dry-docking in the year the drydocking is expected on each vessel has been deducted, and it has been assumed that no
additional off-hire time is incurred, although there is
no
assurance that such estimate will be reflective of the actual off-hire in the future.